Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
2024	Cost	Accumulated amortization	Net book Value

Ad tech technology	$1,877,415	$1,877,415	$-
Customer relationship	1,362,035	993,151	368,884
	$3,239,450	$2,870,566	$368,884

2023	Cost	Accumulated amortization	Net book Value

Ad tech technology	$1,877,415	$1,814,835	$62,580
Customer relationship	1,362,035	822,896	538,139
	$3,239,450	$2,637,731	$601,719